Income (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Income (Loss) Per Common Share [Abstract]
Schedule of basic and diluted loss per common share from continuing operations

Basic and diluted loss per common share is computed as follows:

	Year Ended December 31,
	2012	2011	2010
Loss from continuing operations	$(23,291)	$(210,383)	$(24,687)
Less: Income attributable to noncontrolling interest	—	—	—

Net loss from continuing operations attributable to Willbros Group, Inc. (numerator for basic calculation)	(23,291)	(210,383)	(24,687)
Add: Interest and debt issuance costs associated with convertible notes	—	—	—

Net loss from continuing operations applicable to common shares (numerator for diluted calculation)	$(23,291)	$(210,383)	$(24,687)

Weighted average number of common shares outstanding for basic income per share	48,019,303	47,475,680	43,013,934
Weighted average number of potentially dilutive common shares outstanding	—	—	—

Weighted average number of common shares outstanding for diluted income per share	48,019,303	47,475,680	43,013,934

Loss per common share from continuing operations:
Basic	$(0.49)	$(4.43)	$(0.58)

Diluted	$(0.49)	$(4.43)	$(0.58)

Schedule of potentially dilutive shares

	Year Ended December 31,
	2012	2011	2010
2.75% Convertible Senior Notes	—	—	3,048,642
6.5% Senior Convertible Notes	—	1,825,587	1,825,587
Stock options	227,750	181,666	185,397
Warrants to purchase common stock	—	—	536,925
Restricted stock and restricted stock rights	263,119	158,672	343,905

	490,869	2,165,925	5,940,456